UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03757

Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	08/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Bond Fund
August 31, 2017 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7%
California - 98.7%
ABAG Finance Authority for Nonprofit
Corporations,
Revenue (Sharp HealthCare)	6.00	8/1/30	5,000,000		5,846,650
ABAG Finance Authority for Nonprofit
Corporations,
Revenue (Sharp HealthCare)	5.00	8/1/43	3,000,000		3,388,920
Alameda Corridor Transportation Authority,
Second Subordinate Lien Revenue	5.00	10/1/37	1,650,000		1,899,315
Anaheim Community Facilities District
Number 08-1,
Special Tax Revenue (Platinum Triangle)	4.00	9/1/41	5,250,000		5,481,420
Anaheim Community Facilities District
Number 08-1,
Special Tax Revenue (Platinum Triangle)	4.00	9/1/46	2,000,000		2,079,780
Bay Area Toll Authority,
San Francisco Bay Area Subordinate Lien
Toll Bridge Revenue (Prerefunded)	5.00	4/1/23	7,500,000	[a]	9,049,275
California,
GO (Various Purpose)	5.00	11/1/23	5,000,000		5,641,000
California,
GO (Various Purpose)	5.25	2/1/29	13,835,000		16,199,125
California,
GO (Various Purpose)	5.00	10/1/29	2,750,000		2,817,815
California,
GO (Various Purpose)	5.25	3/1/30	15,000,000		16,589,100
California,
GO (Various Purpose)	5.25	9/1/31	25,000,000		29,017,250
California,
GO (Various Purpose)	5.25	9/1/32	19,500,000		22,683,375
California,
GO (Various Purpose)	5.25	10/1/32	9,170,000		10,697,355
California,
GO (Various Purpose)	6.00	3/1/33	3,000,000		3,372,120
California,
GO (Various Purpose)	6.50	4/1/33	30,000,000		32,743,800
California,
GO (Various Purpose)	5.50	11/1/35	10,000,000		11,357,600
California,
GO (Various Purpose)	5.00	8/1/36	7,000,000		8,329,230
California,
GO (Various Purpose)	5.00	9/1/36	10,000,000		11,914,900
California,
GO (Various Purpose)	5.00	2/1/38	5,000,000		5,759,000
California,
GO (Various Purpose)	5.50	3/1/40	17,500,000		19,367,775
California Communities Development
Authority,
Revenue, Refunding (Front Porch
Communities & Services)	5.00	4/1/47	1,250,000		1,429,750

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
California - 98.7% (continued)
California County Tobacco Securitization
Agency,
Tobacco Settlement Asset-Backed
Refunding Bonds (Kern County Tobacco
Funding Corporation)	5.00	6/1/34	5,000,000		5,471,750
California Department of Water Resources,
Water System Revenue (Central Valley
Project)	5.00	12/1/26	230,000		237,569
California Education Facilities Authority,
Revenue (Loma Linda University)	5.00	4/1/36	3,845,000		4,446,589
California Education Facilities Authority,
Revenue (Loma Linda University)	5.00	4/1/37	1,500,000		1,730,655
California Educational Facilities Authority,
Revenue (Chapman University)	5.00	4/1/40	5,000,000		5,677,250
California Educational Facilities Authority,
Revenue (Chapman University)	5.00	4/1/45	2,305,000		2,603,866
California Educational Facilities Authority,
Revenue (Occidental College)	5.00	10/1/45	500,000		584,980
California Educational Facilities Authority,
Revenue (Pepperdine University)	5.00	9/1/45	5,000,000		5,842,050
California Educational Facilities Authority,
Revenue (Pooled College and University
Projects) (Escrowed to Maturity)	5.63	7/1/23	105,000		120,146
California Health Facilities Financing
Authority,
Revenue (Adventist Health
System/West)	4.00	3/1/39	7,500,000		7,835,400
California Health Facilities Financing
Authority,
Revenue (Children's Hospital)	5.00	8/15/47	2,000,000		2,258,960
California Health Facilities Financing
Authority,
Revenue (City of Hope)	5.00	11/15/23	1,650,000		1,947,759
California Health Facilities Financing
Authority,
Revenue (City of Hope)	5.00	11/15/24	1,600,000		1,890,608
California Health Facilities Financing
Authority,
Revenue (Lucie Salter Packard Children's
Hospital at Sanford)	5.00	7/1/37	590,000	[b]	677,355
California Health Facilities Financing
Authority,
Revenue (Lucie Salter Packard Children's
Hospital at Sanford)	5.00	7/1/47	875,000	[b]	991,148
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services)	5.00	10/1/30	3,500,000		4,119,990
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services)	5.00	10/1/31	4,430,000		5,204,453
California Health Facilities Financing
Authority,
Revenue (Rady Children's Hospital - San
Diego)	5.25	8/15/41	8,500,000		9,338,015

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
California - 98.7% (continued)
California Health Facilities Financing
Authority,
Revenue (Saint Joseph Health System)	5.00	7/1/37	7,500,000		8,546,550
California Health Facilities Financing
Authority,
Revenue (Scripps Health)	5.00	11/15/36	7,525,000		8,179,901
California Health Facilities Financing
Authority,
Revenue (Stanford Hospital and Clinics)	5.00	8/15/42	1,000,000		1,125,260
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	5.00	11/15/30	750,000		894,818
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	5.25	8/15/31	3,500,000		4,016,740
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	5.00	11/15/31	1,150,000		1,365,809
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	5.00	8/15/43	2,000,000		2,294,920
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	5.00	11/15/46	12,275,000		14,268,583
California Infrastructure and Economic
Development Bank,
Revenue (Academy of Motion Pictures
Arts and Sciences Obligated Group)	5.00	11/1/41	2,250,000		2,607,165
California Municipal Finance Authority,
Charter School Revenue (The Palmdale
Aerospace Academy Project)	5.00	7/1/41	1,750,000	[b]	1,829,975
California Municipal Finance Authority,
Charter School Revenue (The Palmdale
Aerospace Academy Project)	5.00	7/1/46	1,670,000	[b]	1,741,643
California Municipal Finance Authority,
Revenue (Biola University)	5.00	10/1/39	1,000,000		1,155,930
California Municipal Finance Authority,
Revenue (California Baptist University)	5.00	11/1/46	2,500,000	[b]	2,650,925
California Municipal Finance Authority,
Revenue (Community Medical Centers)	5.00	2/1/36	1,000,000		1,148,830
California Municipal Finance Authority,
Revenue (Community Medical Centers)	5.00	2/1/37	1,000,000		1,146,200
California Municipal Finance Authority,
Revenue (Eisenhower Medical Center)	5.00	7/1/36	1,100,000		1,269,884
California Municipal Finance Authority,
Revenue (Eisenhower Medical Center)	5.00	7/1/37	1,000,000		1,151,700
California Municipal Finance Authority,
Revenue (Eisenhower Medical Center)	5.00	7/1/42	2,500,000		2,843,050
California Municipal Finance Authority,
Revenue (Eisenhower Medical Center)	5.00	7/1/42	3,500,000		3,992,870
California Municipal Finance Authority,
Student Housing Revenue (Bowles Hall
Foundation)	5.00	6/1/50	1,500,000		1,607,280

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
California - 98.7% (continued)
California Pollution Control Financing
Authority,
Revenue (San Jose Water Company
Project)	5.10	6/1/40	5,500,000		6,004,295
California Pollution Control Financing
Authority,
Water Facilities Revenue (American
Water Capital Corporation Project)	5.25	8/1/40	7,500,000	[b]	8,193,300
California Public Finance Authority,
Revenue (Henry Mayo Newhall Hospital)	5.00	10/15/47	3,000,000		3,289,770
California Public Finance Authority,
University Housing Revenue (NCCD-
Claremont Properties LLC-Claremont
Colleges Project)	5.00	7/1/47	1,000,000	[b]	1,086,520
California School Finance Authority,
Charter School Revenue (Aspire Public
Schools - Obligated Group)	5.00	8/1/41	1,750,000	[b]	1,939,017
California School Finance Authority,
School Facility Revenue (Alliance for
College-Ready Public Schools Projects)	5.00	7/1/45	3,500,000	[b]	3,846,745
California State Public Works Board,
LR (Department of Corrections and
Rehabilitation) (Various Correctional
Facilities)	5.00	9/1/26	5,000,000		6,011,400
California State Public Works Board,
LR (Judicial Council of California)
(Various Judicial Council Projects)	5.00	3/1/25	1,795,000		2,103,991
California State Public Works Board,
LR (Judicial Council of California)
(Various Judicial Council Projects)	5.00	12/1/31	10,000,000		11,356,100
California State University Trustees,
Systemwide Revenue	5.00	11/1/27	85,000		87,409
California State University Trustees,
Systemwide Revenue	5.00	11/1/28	165,000		169,665
California Statewide Communities
Development Authority,
Revenue (American Baptist Homes of the
West)	5.00	10/1/45	3,550,000		3,906,242
California Statewide Communities
Development Authority,
Revenue (Buck Institute for Research on
Aging) (Insured; Assured Guaranty
Municipal Corp.)	5.00	11/15/34	2,390,000		2,762,912
California Statewide Communities
Development Authority,
Revenue (Cottage Health System
Obligated Group)	5.25	11/1/30	3,750,000		4,125,487
California Statewide Communities
Development Authority,
Revenue (Cottage Health System
Obligated Group)	5.00	11/1/40	11,940,000		12,835,381
California Statewide Communities
Development Authority,
Revenue (Cottage Health System
Obligated Group)	5.00	11/1/43	4,000,000		4,498,560

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
California - 98.7% (continued)
California Statewide Communities
Development Authority,
Revenue (Henry Mayo Newhall Memorial
Hospital) (Insured; Assured Guaranty
Municipal Corp.)	5.25	10/1/43	2,100,000		2,376,549
California Statewide Communities
Development Authority,
Revenue (John Muir Health)	5.00	8/15/41	1,200,000		1,371,036
California Statewide Communities
Development Authority,
Revenue (Kaiser Permanente)	5.00	4/1/42	3,000,000		3,388,020
California Statewide Communities
Development Authority,
Revenue (Loma Linda University Medical
Center)	5.00	12/1/36	5,250,000	[b]	5,776,522
California Statewide Communities
Development Authority,
Revenue (University of California, Irvine
East Campus Apartments)	5.00	5/15/40	3,000,000		3,441,720
California Statewide Communities
Development Authority,
School Facility Revenue (Aspire Public
Schools) (Prerefunded)	6.00	1/1/19	1,000,000	[a]	1,069,790
California Statewide Communities
Development Authority,
Student Housing Revenue (University of
California Irvine Campus Apartments
Phase IV)	5.00	5/15/42	4,000,000		4,665,480
Escondido Union High School District,
GO	0.00	8/1/41	2,525,000	[c]	1,038,381
Escondido Union High School District,
GO	0.00	8/1/46	3,000,000	[c]	1,018,770
Foothill/Eastern Transportation Corridor
Agency,
Senior Lien Toll Road Revenue (Insured;
Assured Guaranty Municipal Corp.)	0.00	1/15/35	10,000,000	[c]	5,155,700
Fresno Joint Powers Financing Authority,
Lease Revenue (Master Lease Project)
(Insured; Assured Guaranty Municipal
Corporation)	5.00	4/1/35	1,000,000		1,172,760
Fresno Joint Powers Financing Authority,
Lease Revenue (Master Lease Project)
(Insured; Assured Guaranty Municipal
Corporation)	5.00	4/1/37	850,000		992,197
Golden State Tobacco Securitization
Corporation,
Enhanced Tobacco Settlement Asset-
Backed Bonds (Insured; Assured
Guaranty Municipal Corp.)	4.55	6/1/22	1,725,000		1,772,161
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed Bonds	5.00	6/1/29	6,000,000		7,119,780
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed Bonds	5.00	6/1/33	19,575,000		19,557,382

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
California - 98.7% (continued)
Grossmont Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/21	4,375,000	[c]	4,166,181
Grossmont Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/22	4,605,000	[c]	4,278,275
Grossmont Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/23	4,850,000	[c]	4,388,425
Grossmont Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/26	3,265,000	[c]	2,662,738
Imperial Irrigation District,
Electric System Revenue	5.00	11/1/37	2,500,000		2,964,950
Imperial Irrigation District,
Electric System Revenue	5.00	11/1/38	1,800,000		2,130,408
Irvine Community Facilities District Number
2013-3 Improvement Area Number 1,
Special Tax Revenue (Great Park)	5.00	9/1/44	2,500,000		2,751,125
Irvine Unified School District,
Special Tax	5.00	9/1/42	1,000,000		1,150,540
Irvine Unified School District,
Special Tax	5.00	9/1/42	400,000		460,216
Irvine Unified School District,
Special Tax	5.00	9/1/42	1,000,000		1,150,540
Jurupa Public Financing Authority,
Special Tax Revenue	5.00	9/1/42	3,420,000		3,888,301
Kaweah Delta Health Care District,
Revenue	5.00	6/1/40	2,500,000		2,786,600
Lancaster Redevelopment Agency,
Successor Agency Tax Allocation (Comb
Redevelopment Project Areas) (Insured;
Assured Guaranty Municipal
Corporation)	5.00	8/1/33	1,200,000		1,403,916
Long Beach,
Harbor Revenue	5.00	5/15/42	3,500,000		4,072,390
Los Angeles Community Facilities District
Number 4,
Special Tax Revenue (Playa Vista-Phase
1)	5.00	9/1/29	1,190,000		1,354,018
Los Angeles Community Facilities District
Number 4,
Special Tax Revenue (Playa Vista-Phase
1)	5.00	9/1/30	1,110,000		1,256,465
Los Angeles County Public Works Financing
Authority,
LR	5.00	12/1/45	4,000,000		4,672,960
Los Angeles County Regional Financing
Authority,
Revenue (MonteCedro Inc. Project)	5.00	11/15/44	2,000,000		2,281,360
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.25	5/15/26	5,000,000		5,577,700
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.00	5/15/29	3,915,000		4,344,593

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
California - 98.7% (continued)
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.25	5/15/29	16,090,000		17,296,428
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.00	5/15/35	25,000,000		27,516,250
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.00	5/15/38	3,500,000		4,077,780
Los Angeles Department of Airports,
Subordinate Revenue (Los Angeles
International Airport)	5.00	5/15/38	4,500,000		5,259,825
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	26,055,000		28,224,079
Los Angeles Harbor Department,
Revenue	4.00	8/1/39	10,000,000		10,720,400
Los Angeles Harbor Department,
Revenue	5.00	8/1/39	2,050,000		2,404,896
Los Angeles Unified School District,
GO	5.00	7/1/28	3,000,000		3,728,130
Metropolitan Water District of Southern
California,
Water Revenue	5.00	10/1/34	5,000,000		5,759,150
Metropolitan Water District of Southern
California,
Water Revenue	5.00	1/1/39	5,000,000		5,266,900
Metropolitan Water District of Southern
California,
Water Revenue	5.00	7/1/40	2,000,000		2,366,120
Murrieta Valley Unified School District,
GO (Insured; National Public Finance
Guarantee Corp.)	0.00	9/1/21	4,950,000	[c]	4,698,045
North Natomas Community Facilities
District Number 4,
Special Tax Bonds	5.25	9/1/26	2,760,000		3,220,037
Northern California Power Agency,
Revenue (Hydroelectric Project Number
1) (Insured; AMBAC) (Prerefunded)	7.50	7/1/21	340,000	[a]	401,469
Northern California Power Agency,
Revenue (Hydroelectric Project Number
1) (Insured; National Public Finance
Guarantee Corp.)	6.30	7/1/18	6,000,000		6,277,320
Northern California Transmission Agency,
Revenue (California-Oregon
Transmission Project)	5.00	5/1/38	1,565,000		1,836,152
Northern California Transmission Agency,
Revenue (California-Oregon
Transmission Project)	5.00	5/1/39	1,500,000		1,756,110
Norwalk-La Mirada Unified School District,
GO (Insured; Assured Guaranty Corp.)	0.00	8/1/38	5,645,000	[c]	2,563,394
Oakland Redevelopment Successor Agency,
Subordinated Tax Allocation Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	9/1/36	3,000,000		3,446,940
Oakland Unified School District,
GO	5.00	8/1/40	3,500,000		4,100,180

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
California - 98.7% (continued)
Oakland Unified School District,
GO (Prerefunded)	6.63	8/1/21	5,000,000	[a]	6,088,350
Orange County Community Facilities District
Number 2016-1,
Special Tax Revenue (Village of Esencia)	5.00	8/15/41	6,000,000		6,752,400
Palomar Community College District,
GO	0/6.38	8/1/30	16,615,000	[d]	12,939,097
Palomar Health,
Revenue	5.00	11/1/26	1,845,000		2,192,395
Peralta Community College District,
GO (Dedicated Unlimited Ad Valorem
Property Tax Bonds)	4.00	8/1/39	5,000,000		5,331,750
Placentia-Yorba Linda Unified School
District,
GO	0.00	8/1/46	7,000,000	[c]	2,357,040
Pomona Redevelopment Agency,
Tax Allocation Revenue (West Holt
Avenue Redevelopment Project)	5.50	5/1/32	3,000,000		3,938,970
Pomona Unified School District,
GO (Insured; Build America Mutual
Assurance Company)	5.00	8/1/39	2,000,000		2,274,880
Sacramento County,
Airport System Senior Revenue	5.00	7/1/24	5,090,000		5,268,863
Sacramento County,
Airport System Senior Revenue	5.13	7/1/25	5,890,000		6,102,629
Sacramento County,
Airport System Senior Revenue	5.00	7/1/41	3,250,000		3,819,887
Sacramento County Sanitation Districts
Financing Authority,
Revenue (Sacramento Regional County
Sanitation District)	5.00	12/1/26	7,000,000		8,154,650
Sacramento County Water Financing
Authority,
Revenue (Sacramento County Water
Agency Zones 40 and 41 Water System
Project) (Insured; National Public
Finance Guarantee Corp.)	5.00	6/1/25	5,000,000		5,110,650
Sacramento Municipal Utility District,
Electric Revenue	5.00	8/15/28	1,845,000		2,131,307
San Bernardino County,
COP (Capital Facilities Project)
(Escrowed to Maturity)	6.88	8/1/24	5,000,000		6,353,750
San Diego County Regional Airport
Authority,
Revenue, Refunding	5.00	7/1/42	3,000,000		3,555,270
San Diego County Regional Airport
Authority,
Subordinate Airport Revenue	5.00	7/1/34	3,000,000		3,289,290
San Diego County Regional Transportation
Commission,
Sales Tax Revenue	5.00	4/1/44	10,000,000		11,660,500
San Francisco City and County Airport
Commission,
Second Series Revenue (San Francisco
International Airport)	5.00	5/1/28	2,000,000		2,340,280

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
California - 98.7% (continued)
San Francisco City and County Airport
Commission,
Second Series Revenue (San Francisco
International Airport)	5.00	5/1/29	2,000,000		2,338,300
San Francisco City and County Airport
Commission,
Second Series Revenue (San Francisco
International Airport)	5.00	5/1/29	1,000,000		1,220,420
San Francisco City and County Airport
Commission,
Second Series Revenue (San Francisco
International Airport)	5.00	5/1/32	1,000,000		1,197,130
San Francisco City and County Public
Utilities Commission,
San Francisco Water Revenue	5.00	11/1/37	10,000,000		11,419,700
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission Bay South
Public Improvements)	0.00	8/1/18	445,000	[c]	428,010
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission Bay South
Public Improvements)	5.00	8/1/18	1,585,000		1,641,252
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission Bay South
Public Improvements)	0.00	8/1/21	500,000	[c]	407,165
San Joaquin Hills Transportation Corridor
Agency,
Senior Lien Toll Road Revenue	5.00	1/15/50	5,000,000		5,512,800
San Jose Airport,
Revenue	5.00	3/1/42	2,550,000		2,987,274
Santa Margarita Water District Community
Facilities District Number 2013-1,
Special Tax Revenue (Village of Sendero)	5.63	9/1/43	7,000,000		7,856,450
Santa Margarita Water District Community
Facilities District Number 99-1,
Special Tax Revenue (Talega)	5.00	9/1/27	1,945,000		2,246,008
South Orange County Public Financing
Authority,
Special Tax Senior Lien Revenue (Ladera
Ranch)	5.00	8/15/29	1,500,000		1,670,985
South Orange County Public Financing
Authority,
Special Tax Senior Lien Revenue (Ladera
Ranch)	5.00	8/15/30	1,000,000		1,110,470
Southern California Public Power Authority,
Revenue (Linden Wind Energy Project)	5.00	7/1/28	3,145,000		3,499,725
Southern California Public Power Authority,
Revenue (Linden Wind Energy Project)	5.00	7/1/29	2,230,000		2,475,902
Southern California Public Power Authority,
Revenue (Milford Wind Corridor Phase I
Project)	5.00	7/1/29	11,865,000		12,956,699

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
California - 98.7% (continued)
Southern California Public Power Authority,
Revenue (Windy Point/Windy Flats
Project)	5.00	7/1/27	13,765,000		15,333,935
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/25	1,620,000		1,888,742
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/26	1,115,000		1,295,719
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/38	2,500,000		2,843,600
Successor Agency to the Redevelopment
Agency of the City and County of San
Francisco,
Tax Allocation Revenue (Mission Bay
North Redevelopment Project)	5.00	8/1/36	1,555,000		1,805,946
Successor Agency to the Redevelopment
Agency of the City and County of San
Francisco,
Tax Allocation Revenue (Mission Bay
South Redevelopment Project) (Insured;
National Public Finance Guarantee Corp.)	5.00	8/1/41	1,750,000		2,020,532
Successor Agency to the Redevelopment
Agency of the City and County of San
Francisco,
Tax Allocation Revenue (Mission Bay
South Redevelopment Project) (Insured;
National Public Finance Guarantee Corp.)	5.00	8/1/43	1,100,000		1,269,114
Successor Agency to the Redevelopment
Agency of the City of Pittsburg,
Subordinate Tax Allocation Revenue (Los
Medanos Community Development
Project) (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/28	3,000,000		3,618,060
Tender Option Bond Trust Receipts (Series
2016-XM0375),
(Riverside County Transportation
Commission, Sales Tax Revenue) Non-
recourse	5.25	6/1/21	7,500,000	[b,e]	8,884,650
Tender Option Bond Trust Receipts (Series
2016-XM0379),
(Los Angeles Department of Water and
Power, Water System Revenue) Non-
recourse	5.00	7/1/20	12,000,000	[b,e]	13,603,200
Tobacco Securitization Authority,
North Tobacco Settlement Revenue
(Capital Appreciation-2nd Sub-Asset
Backed C)	0.00	6/1/45	41,410,000	[c]	3,887,157
Tobacco Securitization Authority of
Southern California,
Tobacco Settlement Asset-Backed Bonds
(San Diego County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	840,000		845,813

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.7% (continued)
California - 98.7% (continued)
Tobacco Securitization Authority of
Southern California,
Tobacco Settlement Asset-Backed Bonds
(San Diego County Tobacco Asset
Securitization Corporation)	5.13	6/1/46	8,850,000	8,849,469
Torrance,
Revenue (Torrance Memorial Medical
Center)	5.00	9/1/40	3,000,000	3,204,720
Turlock Irrigation District,
First Priority Subordinated Revenue	5.00	1/1/36	4,415,000	5,203,784
Turlock Irrigation District,
Revenue	5.00	1/1/25	1,255,000	1,371,088
Turlock Irrigation District,
Revenue	5.00	1/1/26	25,000	27,361
University of California,
Systemwide Revenue	5.00	11/1/38	5,000,000	5,996,050
University of California Regents,
General Revenue	5.25	5/15/30	3,000,000	3,669,810
University of California Regents,
Limited Project Revenue	5.00	5/15/42	10,000,000	11,380,700
University of California Regents,
Medical Center Pooled Revenue	5.00	5/15/43	10,000,000	11,528,100
University of California Regents,
Medical Center Pooled Revenue	4.00	5/15/44	3,000,000	3,159,990
Walnut Energy Center Authority,
Revenue	5.00	1/1/27	3,150,000	3,829,203
Wiseburn School District,
GO	0.00	8/1/37	6,400,000 [c]	3,071,616
				958,494,086
U.S. Related - 1.0%
Guam,
Business Privilege Tax Revenue	5.00	1/1/31	1,925,000	2,041,674
Guam,
Business Privilege Tax Revenue	5.00	11/15/34	3,465,000	3,781,077
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	3,300,000	3,772,923
				9,595,674
Total Investments (cost $897,598,022)			99.7%	968,089,760
Cash and Receivables (Net)			0.3%	3,090,363
Net Assets			100.0%	971,180,123

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, these securities were valued at $51,221,000 or 5.27% of net assets.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e Collateral for floating rate borrowings.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Bond Fund
August 31, 2017 (Unaudited)

The following is a summary of the inputs used as of August 31, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	968,089,760	-	968,089,760
Liabilities ($)
Floating Rate Notes††	-	(9,750,000)	-	(9,750,000)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At August 31, 2017, accumulated net unrealized appreciation on investments was $70,491,738, consisting of $73,988,007 gross unrealized appreciation and $3,496,269 gross unrealized depreciation.

At August 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 18, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 18, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)